Consolidated Statement of Changes in Stockholders Equity (Q3) - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Treasury Stock	Non-controlling Interest
Balance, shares at Dec. 31, 2013		834.0
Balance at Dec. 31, 2013	$ 21,844.8	$ 8.3	$ 21,809.9	$ 11.7	$ 3,912.8	$ (3,905.3)	$ 7.4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,035.0	0.0	0.0	0.0	2,007.6	0.0	27.4
Other comprehensive income	(9.6)	0.0	0.0	(9.6)	0.0	0.0	0.0
Treasury stock acquired	(4,493.0)	$ 0.0	149.9	0.0	0.0	(4,642.9)	0.0
Changes in stockholders' equity related to employee stock plans (shares)		14.6
Changes in stockholders' equity related to employee stock plans	(35.2)	$ 0.2	(35.4)	0.0	0.0	0.0	0.0
Distributions paid to non-controlling interest, net of contributions	(25.0)	$ 0.0	0.0	0.0	0.0	0.0	(25.0)
Balance, shares at Dec. 31, 2014		848.6
Balance at Dec. 31, 2014	20,064.0	$ 8.5	22,671.4	2.1	5,920.4	(8,548.2)	9.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,499.5	0.0	0.0	0.0	2,476.4	0.0	23.1
Other comprehensive income	(16.1)	0.0	0.0	(16.1)	0.0	0.0	0.0
Treasury stock acquired	(5,500.0)	$ 0.0	(825.0)	0.0	0.0	(4,675.0)	0.0
Changes in stockholders' equity related to employee stock plans (shares)		5.9
Changes in stockholders' equity related to employee stock plans	(30.0)	$ 0.0	(30.0)	0.0	0.0	0.0	0.0
Distributions paid to non-controlling interest, net of contributions	(25.2)	$ 0.0	0.0	0.0	0.0	0.0	(25.2)
Balance, shares at Dec. 31, 2015		854.5
Balance at Dec. 31, 2015	17,380.5	$ 8.5	22,204.7	(14.0)	8,396.8	(13,223.2)	7.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	3,427.6	0.0	0.0	0.0	3,404.4	0.0	23.2
Other comprehensive income	1.7	0.0	0.0	1.7	0.0	0.0	0.0
Treasury stock acquired	(4,746.9)	$ 0.0	825.0	0.0	0.0	(5,571.9)	0.0
Changes in stockholders' equity related to employee stock plans (shares)		3.0
Changes in stockholders' equity related to employee stock plans	(9.7)	$ 0.1	(9.8)	0.0	0.0	0.0	0.0
Distributions paid to non-controlling interest, net of contributions	(23.1)	$ 0.0	0.0	0.0	0.0	0.0	(23.1)
Balance, shares at Dec. 31, 2016		857.5
Balance at Dec. 31, 2016	16,243.8	$ 8.6	23,233.6	(12.3)	11,801.2	(18,795.1)	7.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	2,200.8	0.0	0.0	0.0	2,189.8	0.0	11.0
Other comprehensive income	8.4	0.0	0.0	8.4	0.0	0.0	0.0
Treasury stock acquired	(2,770.2)	$ 0.0	0.0	0.0	0.0	(2,770.2)	0.0
Issuance of common shares in connection with acquisition (shares)		2.0
Issuance of common shares in connection with acquisition	124.5	$ 0.0	124.5	0.0	0.0	0.0	0.0
Changes in stockholders' equity related to employee stock plans (shares)		2.2
Changes in stockholders' equity related to employee stock plans	128.0	$ 0.0	128.0	0.0	0.0	0.0	0.0
Distributions paid to non-controlling interest, net of contributions	(13.0)	$ 0.0	0.0	0.0	0.0	0.0	(13.0)
Balance, shares at Sep. 30, 2017		861.7
Balance at Sep. 30, 2017	$ 15,922.3	$ 8.6	$ 23,486.1	$ (3.9)	$ 13,991.0	$ (21,565.3)	$ 5.8